Note 6 - Term Loans Payable (Tables)	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about short-term loans payable [text block]
	June 30, 2024	March 31, 2024

Loan payable on demand, unsecured with 10% interest per annum and no fixed term	$5,000	$5,000
Loan payable on May 10, 2025, secured, with 11.35% interest per annum	1,133,430	1,133,520

Total payable	$1,138,430	$1,138,520
Short-term portion	1,138,430	1,138,520
Long-term portion	$-	$-